Schedule I—Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ (643,769)	$ 172,179	$ 496,073
Purchase of long-term investment	(2,478,000)
Net cash used in investing activities	(2,478,000)
Proceeds from initial public offering, net	3,293,096
Net cash provided by (used in) financing activities	3,293,096	(172,179)	(496,073)
Net increase (decrease) in cash and cash equivalents	171,327
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year	$ 171,327